Income Taxes	12 Months Ended
Jan. 28, 2012
Income Taxes

4. Income Taxes

The provision for income tax expense for fiscal years 2011, 2010 and 2009 is as follows:

	For Fiscal Years Ended
	January 28, 2012	January 29, 2011	January 30, 2010
	(in thousands)
Current:
Federal	$11,009	$11,778	$6,667
State	3,125	2,020	1,084
Total	14,134	13,798	7,751

	For Fiscal Years Ended
	January 28, 2012	January 29, 2011	January 30, 2010
	(in thousands)
Deferred:
Federal	1,446	(2,275)	(724)
State	(725)	(410)	(109)
Total	721	(2,685)	(833)
Income tax expense	$14,855	$11,113	$6,918

A reconciliation of the statutory federal income tax rate to the effective tax rate follows:

	For Fiscal Years Ended
	January 28, 2012	January 29, 2011	January 30, 2010
Income tax expense at statutory rate	35.0%	35.0%	35.0%
Nondeductible expenses	0.7	0.5	0.9
State tax, net of federal benefit	4.2	3.7	4.0
Other	(0.1)	0.5	(0.4)
Effective tax rate	39.8%	39.7%	39.5%

Deferred tax assets and liabilities are recorded due to different carrying amounts for financial and income tax reporting purposes arising from cumulative temporary differences as measured by enacted tax rates, which will be in effect when these temporary differences reverse. These differences consist of the following at January 28, 2012 and January 29, 2011:

	January 28, 2012	January 29, 2011
	(in thousands)
Deferred tax assets:
Inventories	$717	$502
Accrued liabilities	1,635	819
Deferred and accrued rents	5,511	2,618
Equity based compensation	2,182	358
Total deferred tax assets	10,045	4,297
Deferred tax liabilities
Property and equipment	(6,741)	272
Total deferred tax liabilities	(6,741)	272
Net deferred tax assets	$3,304	$4,025

The Company’s tax years are subject to examination by federal authorities from 2008 forward, and by state taxing authorities from 2007 forward.